BMO PARTNERS FUND, L.P.
                     (A Delaware Limited Partnership)

                           FINANCIAL STATEMENTS
                                   AND
                           FINANCIAL HIGHLIGHTS

                            DECEMBER 31, 2000

                         BMO PARTNERS FUND, L.P.
                     (A Delaware Limited Partnership)


                                 CONTENTS
                                                                     Page
Independent Auditors' Report                                           1

Financial Statements and Notes
  Statement of Assets and Liabilities                                  2
  Schedule of Investments in Securities                            3 - 6
  Statement of Operations                                              7
  Statements of Changes in Net Assets                                  8
  Notes to Financial Statements                                   9 - 11

Financial Highlights                                                  12

                       INDEPENDENT AUDITORS' REPORT



To the Partners and Board of Directors
BMO Partners Fund, L.P.
(A Delaware Limited Partnership):


We have audited the accompanying statement of assets and liabilities of BMO Partners Fund, L.P. (A Delaware Limited Partnership), including the schedule of investments in securities, as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BMO Partners Fund, L.P. as of December 31, 2000 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


New York, New York
February 14, 2001


                            REMINICK, AARONS & COMPANY, LLP

                         BMO PARTNERS FUND, L.P.
                   (A Delaware Limited Partnership)


                 STATEMENT OF ASSETS AND LIABILITIES


                          DECEMBER 31, 2000

Assets
   Investments in securities, at fair value               $ 28,160,075
     (cost $13,164,951)                                      3,525,767
   Cash equivalents

   Receivables
     Dividends                                                  24,979
     Interest                                                    2,414
                                                          ------------

        Total assets                                        31,713,235
                                                          ------------


Liabilities
   Accrued liabilities                                          68,983
                                                          ------------

        Total liabilities                                       68,983
                                                          ------------
Net assets                                                $ 31,644,252
                                                          ============

Analysis of Net Assets:
   Partners' capital contributions and withdrawals, net   $  6,119,531
   Accumulated net realized gain on investments             10,529,597
   Accumulated net unrealized appreciation                  14,995,124
                                                          ------------

   Net assets (equivalent to $10.71 per unit based
     on 2,954,389.305 average units outstanding)          $ 31,644,252
                                                          ============







    The accompanying notes are an integral part of these financial statements.

                               BMO PARTNERS FUND, L.P.
                         (A Delaware Limited Partnership)

                       SCHEDULE OF INVESTMENTS IN SECURITIES

                                DECEMBER 31, 2000



                                                 Principal Amount         Fair
                                                    or Shares             Value
                                                 ----------------        ------
  Securities by industry
  Common stocks (87.77%) (a)
    Consumer non-durable goods (17.06%)
     Pharmaceuticals and hospital supplies
       Abbott Laboratories                          22,720          $ 1,100,500
       Johnson & Johnson                            12,000            1,260,750
       Pfizer, Inc.                                 29,550            1,359,300
       Vertex Pharmaceuticals, Inc.                  6,400              457,600


     Publishing and broadcasting
      Scholastic Corp.                              13,780            1,221,252
                                                                   ------------
                                                                      5,399,402
                                                                   ------------
     Intermediates (1.59%)
      Railroads
       Union Pacific Corp.                           9,900              502,425
                                                                   ------------
                                                                        502,425
                                                                   ------------
     Capital goods (35.09%)
      Computer and office supplies
       Mercury Computer Systems, Inc.               12,700              589,756
       Solectron Corp.                              26,150              886,485

     Electrical equipment
      Emerson Electric Company                      15,500            1,221,594
      Garmin Ltd.                                   13,900              274,525
      General Electric Company                      20,820              998,059
      Ucar International Inc.                       35,000              341,250


    The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                      (A Delaware Limited Partnership)


                    SCHEDULE OF INVESTMENTS IN SECURITIES
                               (CONTINUED)


                             DECEMBER 31, 2000


                                               Principal         Fair
                                               Amount or         Value
                                                Shares
                                             -----------      ----------

  Securities by industry (continued)
  Common stocks (87.77%) (a) (continued)
   Capital goods (35.09%) (continued)
    Electronics
     Molex Incorporated                        39,118           995,064

    Machinery
     Agco Corporation                          25,700           311,612
     Idex Corporation                           6,910           228,894
     Roper Industries Inc.                     36,490         1,206,451
     Tyco International Ltd.                   30,660         1,701,630

    Miscellaneous industrials
     Crane Co.                                 31,115           884,833

    Telecommunications
     AT&T Liberty Media Group Class 'A'        87,940         1,192,686
     Winstar Communications                    23,100           269,981
                                                             ----------
                                                             11,102,820
                                                             ----------
   Energy (5.29%)
     Oil - domestic and crudes
      Burlington Resources Inc.                33,142         1,673,671
                                                             ----------
                                                              1,673,671
                                                             ----------
   Transportation (1.98%)
     Freight and shipping
      FedEx Corporation                        15,700           627,372
                                                             ----------
                                                                627,372
                                                             ----------


   The accompanying notes are an integral part of these financial statements.

                               BMO PARTNERS FUND, L.P.
                          (A Delaware Limited Partnership)


                         SCHEDULE OF INVESTMENTS IN SECURITIES
                                   (CONTINUED)


                                DECEMBER 31, 2000



                                                 Principal          Fair
                                                 Amount or         Value
                                                  Shares
                                              --------------     ---------
  Securities by industry (continued)
  Common stocks (87.77%) (a) (continued)
   Financial (24.37%)
    Banks
     Dime Bancorp, Inc.                          21,540           636,776
     Seacoast Banking Corp.                       8,320           220,480

    Credit and finance
     American Express Co.                        29,070         1,597,033
     Berkshire Hathaway Inc., Class 'B'             197           463,738
     Leucadia National Corp.                     17,880           633,623

    Insurance
     American International Group, Inc.          26,790         2,640,489
     Arch Capital Group Ltd.                      3,400            51,000
     Citigroup Inc.                              11,564           590,487
     HCC Insurance Holdings, Inc.                32,550           876,816
                                                               ----------
                                                                7,710,442
                                                               ----------
    Public utilities (2.39%)
     Natural gas
      The Williams Companies, Inc.               18,900           754,819
                                                               ----------
                                                                  754,819
                                                               ----------

      Total common stocks                                      27,770,951
                                                               ----------


   The accompanying notes are an integral part of these financial statements.

                                BMO PARTNERS FUND, L.P.
                          (A Delaware Limited Partnership)


                        SCHEDULE OF INVESTMENTS IN SECURITIES
                                    (CONTINUED)


                                 DECEMBER 31, 2000



                                                Principal         Fair
                                                Amount or         Value
                                                 Shares
                                              -----------        --------

 U.S. government obligation (1.23%)(a)
  Fixed income
   U.S. government and agency bonds
     United States Treasury Note DD 11/15/98
     4.750% due 11/15/08                        400,000           389,124
                                                              -----------
                                                                  389,124
                                                              -----------


     Total - 89.00% (cost $13,164,951)                        $28,160,075
                                                              ===========

(a) Percentage of net assets on the statement of assets and liabilities.






   The accompanying notes are an integral part of these financial statements.

                             BMO PARTNERS FUND, L.P.
                        (A Delaware Limited Partnership)


                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2000



  Investment income
   Dividends                                                      $ 214,227
   Interest                                                         122,943
                                                                -----------
     Total income                                                   337,170
                                                                -----------
  Expenses
   Investment advisory fees                                         201,120
   Banking, custodial fees and other                                 19,720
   Professional fees                                                 77,740
   Filing fees                                                        8,865
   Directors' fees                                                    5,000
                                                                 ----------
    Total expenses                                                  312,445
                                                                 ----------


  Net investment income                                              24,725
                                                                 ----------

  Realized and unrealized gain from investments
   Net realized gain from investments                             2,295,626
   Net increase in unrealized appreciation on investments           260,954
                                                                 ----------
    Net realized and unrealized gain from investments             2,556,580
                                                                 ----------

  Net increase in net assets resulting from operations          $ 2,581,305
                                                                ===========





   The accompanying notes are an integral part of these financial statements.

                               BMO PARTNERS FUND, L.P.
                         (A Delaware Limited Partnership)


                         STATEMENTS OF CHANGES IN NET ASSETS

                        YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                    2000              1999
                                                 ----------         --------

  Increase in net assets from operations
   Investment income -net                     $     24,725          $  159,317
   Net realized gain from investments            2,295,626           2,958,690
   Unrealized appreciation on investments          260,954           1,598,249
                                              ------------       -------------

   Net increase in net assets resulting
    from operations                              2,581,305           4,716,256

  Unit share transactions                       (2,320,689)         (3,507,590)
                                              ------------       -------------

  Total increase                                   260,616           1,208,666

  Net assets - beginning of year                31,383,636          30,174,970
                                              -------------      -------------

  Net assets - end of year                    $ 31,644,252       $  31,383,636
                                              ============       =============






   The accompanying notes are an integral part of these financial statements.

                                    BMO PARTNERS FUND, L.P.
                              (A Delaware Limited Partnership)

                                NOTES TO FINANCIAL STATEMENTS


  NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

         Nature of Business

         BMO Partners Fund, L.P. ("Partnership") is registered under the Investment Company Act of 1940 as a closed-end management investment company. The Partnership was organized under the laws of the State of Delaware in 1991 as a limited partnership for the purpose of investing in publicly traded equity and debt securities. The Partnership maintains its general office in New York City.

         Security Valuation

         Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

         Cash Equivalents

         Cash equivalents consist of amounts held in money market accounts whose fair value approximates their carrying amount. At December 31, 2000 and throughout the year, the Partnership maintained balances in excess of federal insurable limits. The Partnership has not experienced any losses in such accounts and believes it is not subject to any significant credit risk with respect to cash equivalents.

         Income Taxes

         The Partnership's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies.

         As a limited partnership, the partners are required to include their proportionate share of the Partnership's taxable income or loss on their respective income tax returns. Accordingly, there is no provision for federal, state or city income taxes in these financial statements.

         The  Partnership   is  not   subject   to  the   New  York   City
         unincorporated business tax since its sole activity is investing for its own account.

                                    BMO PARTNERS FUND, L.P.
                              (A Delaware Limited Partnership)

                                NOTES TO FINANCIAL STATEMENTS

  NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires the general partner to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         Other

         The Partnership records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.
         Discounts and premiums on securities purchased are amortized over the life of the respective securities. Realized gains and losses from securities transactions are recorded on a specific identification basis.

  NOTE 2 - UNIT SHARE TRANSACTIONS

         As of December 31, 2000, there were 2,976,508.610 units issued. Transactions in units were as follows:

                                Unit Shares               Amount
                             ----------------    -------------------------
                              2000      1999        2000           1999
                             -------   ------    ----------    -----------
Units/Amount Sold
  Pre-unitized
  accounting method               --       --      $619,608     $1,052,868

  Post-unitized
  accounting method          119,507       --     1,256,011             --
                             -------   ------   -----------    -----------
                             119,507       --     1,875,619      1,052,868
                             -------   ------   -----------    -----------
Units/Amount Redeemed
  Pre-unitized
  accounting method               --       --     3,413,519      4,560,458

  Post-unitized
  accounting method           75,268       --       782,789             --
                             -------   ------   -----------    -----------
                              75,268       --     4,196,308      4,560,458
                             -------   ------   -----------    -----------

  Net increase (decrease)     44,239       --   $(2,320,689)   $(3,507,590)
                             =======   ======   ===========    ===========

                                    BMO PARTNERS FUND, L.P.
                              (A Delaware Limited Partnership)

                                NOTES TO FINANCIAL STATEMENTS



  NOTE 3 - INVESTMENT TRANSACTIONS

         Purchases  and  sales  of investment  securities  (excluding U.S.
         government   obligations)   were   $8,383,247  and   $10,435,184,
         respectively.

         The U.S. federal income tax basis of the Partnership's investments at December 31, 2000 was $13,164,951 and net unrealized appreciation for U.S. federal income tax purposes was $14,995,124.

  NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATE

         The Partnership receives investment management and advisory services under a management agreement (the "Agreement") that provides for fees to be paid at an annual rate of 1% of the first $5,000,000 in net assets, 0.75% on the second $5,000,000 in net assets, and 0.50% on net assets over $10,000,000. A partner of the Partnership is also a partner of the investment adviser. Fees paid to the investment adviser were $201,120 for the year ended December 31, 2000.

  NOTE 5 - BOARD OF DIRECTORS FEES

         Directors are compensated at an annual retainer rate of $3,000 plus $500 per meeting attended plus out-of-pocket expenses. Board of directors fees paid for the year ended December 31, 2000 were $5,000.

  NOTE 6 - CONCENTRATIONS OF CREDIT RISK

         Financial instruments that potentially subject the Partnership to concentrations of credit risk consist primarily of cash equivalents and investments. The Partnership maintains cash and cash equivalents, short and long-term investments and other financial instruments at a major financial institution.

                               BMO PARTNERS FUND, L.P.
                         (A Delaware Limited Partnership)

                                FINANCIAL HIGHLIGHTS

                                                           Years Ended December 31,
                                     -------------------------------------------------------------------
                                         2000*         1999          1998          1997          1996
                                     -----------   -----------   -----------   -----------   -----------
Per Unit Share Operating
  Performance
  (For a unit share outstanding
    throughout the period):

  Net asset value, beginning of
    period                           $     10.00             *             *             *             *
                                     -----------

Income from investment
  operations:
  Net investment income                     0.01             *             *             *             *
  Net realized and unrealized gain
    on investment transactions              0.70             *             *             *             *
                                     -----------

    Total from investment
      operations                            0.71             *             *             *             *
                                     -----------

Net asset value, end of period       $     10.71             *             *             *             *
                                     ===========

Total return                               7.10%             *             *             *             *

Supplemental Data:
  Net assets, end of period          $31,644,252   $31,383,636   $30,174,970   $26,684,974   $16,783,026

  Ratio to average net assets:
    Expenses                               0.99%         0.81%         0.78%         0.90%         1.01%
    Net investment income                  0.08%         0.52%         0.85%         0.72%         1.33%
  Portfolio turnover rate                 27.19%         5.91%        15.09%        19.65%        12.88%



* Per unit share operating performance is not presented for the years 1999, 1998, 1997 and 1996 due to the conversion of partners' contributions into investment units in 2000. The fund became a registered investment fund as of May 9, 2000 and began utilizing the unitized net asset value method after this date. Thus, the per unit share operating performance calculation is not applicable prior to May 9, 2000.



   The accompanying notes are an integral part of these financial statements.

                               BMO PARTNERS FUND, L.P.
                         (A Delaware Limited Partnership)

                             REPORT ON REPURCHASE OFFERS
                             PURSUANT TO RULE 23C-3 UNDER
                          THE INVESTMENT COMPANY ACT OF 1940





The Partnership has adopted a fundamental policy to offer to repurchase at least 5% and up to 25% of the Partnership's outstanding units each quarter.

Date of Offer        Offer Amount                        Amount Tendered
-------------        ------------                        ---------------

May 24, 2000         Up to 25% of outstanding Units      66,039.3209
August 25, 2000      Up to 25% of outstanding Units       9,229.1516
November 24, 2000    Up to 25% of outstanding Units      179,704.625

In each of the purchases described above, the number of Units tendered for repurchases was less than the offer.


                                             BMO PARTNERS FUND, L.P.